Fees Summary	Oct. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 269,000
Previously Paid Amount	0.00
Total Fee Amount	41.18
Total Offset Amount	0.00
Net Fee	41.18
Narrative - Max Aggregate Offering Price	$ 269,000
Final Prospectus	true